Memorandum items - Other (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 157,855	€ 166,574	€ 159,260
Non-managed marketed funds	42,211	41,398	23,247
Third party debt securities and equity instruments held in custody	940,650	997,061	965,648
Investment fund units and shares
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	127,564	135,749	129,930
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	11,160	11,566	11,298
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 19,131	€ 19,259	€ 18,032